Commitments and Contingencies - Lease Commitments (Detail) (Real Estate [Member], USD $) In Millions, unless otherwise specified	Mar. 02, 2013
Real Estate [Member]
Operating Leases Future Minimum Payments Due [Line Items]
2014	$ 67
2015	43
2016	36
2017	31
2018	29
Thereafter	46
Total	$ 252